Accounting Policies - Summary of Expected Credit Losses (Detail) - In accordance with IFRS 9 [member] € in Billions	Jan. 01, 2018 EUR (€)
Disclosure of Expected Credit Losses [Line Items]
IAS 39 LLP	€ 4.6
Estimated IFRS 9 ECL increase	0.6
Estimated IFRS 9 ECL	5.2
IBNR [Member]
Disclosure of Expected Credit Losses [Line Items]
IAS 39 LLP	0.7
Individual provisions (ISFA, INSFA) [member]
Disclosure of Expected Credit Losses [Line Items]
IAS 39 LLP	3.9
12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of Expected Credit Losses [Line Items]
Estimated IFRS 9 ECL increase	0.1
Estimated IFRS 9 ECL	0.4
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of Expected Credit Losses [Line Items]
Estimated IFRS 9 ECL increase	0.5
Estimated IFRS 9 ECL	0.9
Lifetime expected credit losses [member] | Financial instruments credit-impaired after purchase or origination [member]
Disclosure of Expected Credit Losses [Line Items]
Estimated IFRS 9 ECL increase	0.0
Estimated IFRS 9 ECL	€ 3.9